Note 6 - Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Prepaid Expenses and Other Current Assets [Text Block]

6. Prepaid Expenses

Prepaid expenses consisted of the following:

	December 31,
	2023	2022
Prepaid clinical expenses	$711,362	$-
Insurance	436,859	9,937
Rent	-	2,455
Prepaid professional services	37,917	-
Other	70,363	51,735
Total	$1,256,501	$64,127